COLLATERALIZED TRANSACTIONS	12 Months Ended
Mar. 31, 2025
COLLATERALIZED TRANSACTIONS [Abstract]
COLLATERALIZED TRANSACTIONS
11.	COLLATERALIZED TRANSACTIONS

WSI engages in margin financing transactions with its clients. Margin loans generated from margin lending activity for securities traded in the secondary market are collateralized by client-owned securities. WSI monitors the required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines. Under applicable agreements, clients are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions. Pursuant to the authorization obtained from margin clients, the Company further repledges the collaterals to financial institutions to obtain the funding for the margin or other businesses.

The following table summarizes the amounts of margin loans and clients’ collaterals received and repledged by the Group as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024
Margin loan extended to margin clients*	$4,364,851	$1,888,854
Total value of securities held by margin clients	$133,458,270	$26,036,088
Margin loan received from financial institutions**	$7,234,684	$1,854,625
Total value of securities repledged to financial institutions	$10,179,699	$5,905,663

*	The amount includes margin loan receivables from WGI totaling $3.5 million and $3.6 million, net of client payables to WGI amounting to $0.2 million and $1.7 million as of March 31, 2025 and 2024.
**	Recorded in Payable to Brokers and Clearing Organizations